Leases - Disclosure of Movement of Lease Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Leases [Line Items]
Lease liabilities at beginning of period	SFr 4,850	SFr 6,039
Additions / new leases	0	0
Remeasurements	0	0
Recognition of interest on lease liabilities	34	43	SFr 53
Payments	(1,232)	(1,232)	(1,232)
Lease liabilities at end of period	3,652	4,850	6,039
Current	1,208	1,198
Non-current	2,444	3,652
Lease liabilities	SFr 3,652	SFr 4,850	SFr 6,039